Lease Liabilities - Schedule of Amounts Recognized in Profit or Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Amounts Recognized in Profit or Loss [Abstract]
Depreciation of right-of-use assets	$ 69,242	$ 69,241	$ 69,241
Interest expense on lease liabilities (Note 17)	10,560	16,761	$ 22,487
– Expenses relating to short-term leases (include in cost of sales)	31,200	30,100
Total depreciation - right-of-use assets	$ 111,002	$ 116,102